Investments	9 Months Ended	12 Months Ended
	Sep. 30, 2014	Dec. 31, 2013
Fair Value Disclosures [Abstract]
Investments
Investments
The Company’s investments are managed by its investment manager, Third Point LLC (“Third Point LLC” or the “Investment Manager”), under a long-term investment management contract. The Company directly owns the investments, which are held in a separate account and managed by Third Point LLC. The following is a summary of the separate account managed by Third Point LLC:

	September 30, 2014	December 31, 2013
Assets	($ in thousands)
Total investments in securities and commodities	$1,713,000	$1,460,864
Cash and cash equivalents	10,003	869
Restricted cash and cash equivalents	160,618	100,563
Due from brokers	182,927	98,386
Securities purchased under an agreement to sell	19,897	38,147
Derivative assets	37,260	39,045
Interest and dividends receivable	5,021	2,604
Other assets	799	933
Total assets	2,129,525	1,741,411
Liabilities and non-controlling interest
Accounts payable and accrued expenses	299	1,759
Securities sold, not yet purchased, at fair value	45,667	56,056
Due to brokers	306,927	44,870
Derivative liabilities	12,113	8,819
Performance fee payable to related party	21,837	—
Interest and dividends payable	589	748
Capital contribution received in advance	10,000	—
Non-controlling interest	20,302	69,717
Total liabilities and non-controlling interest	417,734	181,969
Total net investments managed by Third Point LLC	$1,711,791	$1,559,442

The Company’s Investment Manager has a formal valuation policy that sets forth the pricing methodology for investments to be used in determining the fair value of each security in the Company’s portfolio. The valuation policy is updated and approved annually by Third Point LLC’s valuation committee (the “Committee”), which is comprised of officers and employees who are senior business management personnel of Third Point LLC. The Committee meets monthly. The Committee’s role is to review and verify the propriety and consistency of the valuation methodology to determine the fair value of investments. The Committee also reviews any due diligence performed and approves any changes to current or potential external pricing vendors.
Investments are carried at fair value. The fair values of investments are estimated using prices obtained from either third-party pricing services or broker quotes. The methodology for valuation is generally determined based on the investment's asset class per the Company's Investment Manager's valuation policy. For investments that the Company is unable to obtain fair values from a pricing service or broker, fair values are estimated using information obtained from the Company’s Investment Manager.
Securities and commodities listed on a national securities or commodities exchange or quoted on NASDAQ are valued at their last sales price as of the last business day of the period. Listed securities with no reported sales on such date and over-the-counter (“OTC”) securities are valued at their last closing bid price if held long by the Company, and last closing ask price if held short by the Company. As of September 30, 2014, securities valued at $445.4 million (December 31, 2013 - $483.2 million), representing 25.4% (December 31, 2013 – 33.1%) of investments in securities and commodities and derivative assets, and $1.5 million (December 31, 2013 - $41.0 million), representing 2.6% (December 31, 2013 – 73.1%) of securities sold, not yet purchased, and derivative liabilities are valued based on broker quotes or other quoted market prices for similar securities.
Private securities are not registered for public sale and are carried at an estimated fair value at the end of the period, as determined by the Company's Investment Manager. Valuation techniques used by the Company's Investment Manager may include market approach, last transaction analysis, liquidation analysis and/or using discounted cash flow models where the significant inputs could include but are not limited to additional rounds of equity financing, financial metrics such as revenue multiples or price-earnings ratio, discount rates and other factors. In addition, the Company or the Company’s Investment Manager may employ third party valuation firms to conduct separate valuations of such private securities. The third party valuation firms provide the Company or the Company’s Investment Manager with a written report documenting their recommended valuation as of the determination date for the specified investments.
As of September 30, 2014, the Company had $2.8 million (December 31, 2013 - $3.3 million) of private securities fair valued by a third party valuation firm using information obtained from the Company's Investment Manager, which represented less than 1.0% (December 31, 2013 - 1.0%) of total investments in securities and commodities and derivative assets. The value at which these securities could be sold or settled with a willing buyer or seller may differ materially from the Company’s estimated fair values depending on a number of factors including, but not limited to, current and future economic conditions, the quantity sold or settled, the presence of an active market and the availability of a willing buyer or seller.
The Company’s free standing derivatives are recorded at fair value, and are included in the condensed consolidated balance sheets in derivative assets and derivative liabilities. The Company values exchange-traded derivatives at their last sales price on the exchange where it is primarily traded. OTC derivatives, which include swap, option, swaption, forward, future and contract for differences, are valued by third party sources when available; otherwise, fair values are obtained from broker quotes that are based on pricing models that consider the time value of money, volatility, and the current market and contractual prices of the underlying financial instruments.
As an extension of its underwriting activities, the Catastrophe Reinsurer may sell derivative instruments that provide reinsurance-like protection to third parties for specific loss events associated with certain lines of business.  These derivatives are recorded in the condensed consolidated balance sheets at fair value, with changes in the fair value of these derivatives recorded in net investment income in the condensed consolidated statements of income (loss). These contracts are valued on the basis of models developed by the Company, which approximates fair value.
In the second quarter of 2014, the Catastrophe Reinsurer purchased a catastrophe bond. This catastrophe bond is recorded in the condensed consolidated balance sheet at fair value, with changes in the fair value recorded in net investment income in the condensed consolidated statements of income (loss). This catastrophe bond is valued using the average of the bids from a minimum of two broker-dealers or other market makers.
The Company also has derivatives embedded in non-derivative host contracts that are required to be separated from the host contracts and accounted for at fair value with changes in fair value of the embedded derivative reported in net investment income. The Company's embedded derivatives relate to interest crediting features in certain reinsurance and deposit contracts that vary based on the returns on our investments managed by Third Point LLC. The Company determines the fair value of the embedded derivatives using models developed by the Company, which approximates fair value. See discussion of accounting policy for embedded derivatives in Note 2 for additional information.
The Company’s holdings in asset-backed securities (“ABS”) are substantially invested in residential mortgage-backed securities (“RMBS”). The balance of the Company's holdings in ABS is in commercial mortgage-backed securities, collateralized debt obligations and student loan asset-backed securities. These investments are valued using broker quotes or a recognized third-party pricing vendor. All of these classes of ABS are sensitive to changes in interest rates and any resulting change in the rate at which borrowers sell their properties, refinance, or otherwise pre-pay their loans. As an investor in these classes of ABS, the Company may be exposed to the credit risk of underlying borrowers not being able to make timely payments on loans or the likelihood of borrowers defaulting on their loans. In addition, the Company may be exposed to significant market and liquidity risks.
The Company values its investments in limited partnerships at fair value, which are estimated based on the Company's share of the net asset value ("NAV") of the limited partnerships as provided by the investment managers of the underlying investment funds. The resulting net gains or net losses are reflected in the condensed consolidated statements of income (loss).
The Company performs several processes to ascertain the reasonableness of the valuation of all of the Company’s investments comprising the Company’s investment portfolio, including securities that are categorized as Level 2 and Level 3 within the fair value hierarchy described below. These processes include i) obtaining and reviewing weekly and monthly investment portfolio reports from the Company's Investment Manager, ii) obtaining and reviewing monthly NAV and investment return reports received directly from the Company’s third-party fund administrator which are compared to the reports noted in (i), and iii) monthly update discussions with the Company’s Investment Manager regarding the investment portfolio, including, their process for reviewing and validating pricing obtained from third-party service providers.
For the nine months ended September 30, 2014 and 2013, there were no changes in the valuation techniques as it relates to the above.
Monetary assets and liabilities denominated in foreign currencies are remeasured at the closing rates of exchange. Transactions during the period are translated at the rate of exchange prevailing on the date of the transaction. The Company does not isolate that portion of the net investment income resulting from changes in foreign exchange rates on investments, dividends and interest from the fluctuations arising from changes in fair values of securities and derivatives held. Periodic payments received or paid on swap agreements are recorded as realized gain or loss on investment transactions. Such fluctuations are included within net investment income in the condensed consolidated statements of income (loss).
U.S. GAAP disclosure requirements establish a framework for measuring fair value, including a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. The three-level hierarchy of inputs is summarized below:

•	Level 1 – Quoted prices available in active markets/exchanges for identical investments as of the reporting date.

•
Level 2 – Observable inputs to the valuation methodology other than unadjusted quoted market prices for identical assets or liabilities in active markets. Level 2 inputs include, but are not limited to, prices quoted for similar assets or liabilities in active markets/exchanges, prices quoted for identical or similar assets or liabilities in markets that are not active and fair values determined through the use of models or other valuation methodologies.

•
Level 3 – Pricing inputs unobservable for the investment and include activities where there is little, if any, market activity for the investment. The inputs applied in the determination of fair value require significant management judgment and estimation.

Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources other than those of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.
In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The Company’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment.
The key inputs for corporate, government and sovereign bond valuation are coupon frequency, coupon rate and underlying bond spread. The key inputs for asset-backed securities are yield, probability of default, loss severity and prepayment.
Key inputs for over-the-counter (“OTC”) valuations vary based on the type of underlying security on which the contract was written:

•
The key inputs for most OTC option contracts include notional, strike price, maturity, payout structure, current foreign exchange forward and spot rates, current market price of underlying and volatility of underlying.

•	The key inputs for most forward contracts include notional, maturity, forward rate, spot rate, various interest rate curves and discount factor.

•
The key inputs for swap valuation will vary based on the type of underlying on which the contract was written. Generally, the key inputs for most swap contracts include notional, swap period, fixed rate, credit or interest rate curves, current market or spot price of the underlying and the volatility of the underlying.

The following tables present the Company’s investments, categorized by the level of the fair value hierarchy as of September 30, 2014 and December 31, 2013:

	September 30, 2014
	Quoted prices in active markets	Significant other observable inputs	Significant unobservable inputs	Total
	(Level 1)	(Level 2)	(Level 3)
Assets	($ in thousands)
Equity securities	$929,946	$18,721	$—	$948,667
Private common equity securities	—	7,937	—	7,937
Total equities	929,946	26,658	—	956,604
Asset-backed securities	—	425,160	2,434	427,594
Bank debts	—	17,584	—	17,584
Corporate bonds	—	103,092	3,964	107,056
Municipal bonds	—	3,623	—	3,623
Sovereign debt	—	104,801	19	104,820
Total debt securities	—	654,260	6,417	660,677
Investments in limited partnerships	—	66,799	6,770	73,569
Options	8,112	2,709	—	10,821
Rights and warrants	271	—	—	271
Trade claims	—	11,058	—	11,058
Catastrophe bond	—	2,046	—	2,046
Total other investments	8,383	82,612	6,770	97,765
Derivative assets (free standing)	170	37,090	—	37,260
Total assets	$938,499	$800,620	$13,187	$1,752,306
Liabilities
Equity securities	$8,682	$—	$—	$8,682
Sovereign debt	—	19,440	—	19,440
Corporate bonds	—	4,368	—	4,368
Options	8,096	5,081	—	13,177
Total securities sold, not yet purchased	16,778	28,889	—	45,667
Derivative liabilities (free standing)	121	11,992	233	12,346
Derivative liabilities (embedded)	—	—	7,913	7,913
Total liabilities	$16,899	$40,881	$8,146	$65,926

	December 31, 2013
	Quoted prices in active markets	Significant other observable inputs	Significant unobservable inputs	Total
	(Level 1)	(Level 2)	(Level 3)
Assets	($ in thousands)
Equity securities	$839,903	$17,914	$—	$857,817
Private common equity securities	—	94,282	2,012	96,294
Total equities	839,903	112,196	2,012	954,111
Asset-backed securities	—	325,133	400	325,533
Bank debts	—	8,017	—	8,017
Corporate bonds	—	82,139	4,610	86,749
Municipal bonds	—	10,486	—	10,486
Sovereign debt	—	10,639	—	10,639
Total debt securities	—	436,414	5,010	441,424
Investments in limited partnerships	—	29,286	5,292	34,578
Options	6,284	6,785	—	13,069
Rights and warrants	1	—	—	1
Trade claims	—	17,681	—	17,681
Total other investments	6,285	53,752	5,292	65,329
Derivative assets	321	38,724	—	39,045
Total assets	$846,509	$641,086	$12,314	$1,499,909
Liabilities
Equity securities	$5,207	$—	$—	$5,207
Sovereign debt	—	37,592	—	37,592
Corporate bonds	—	3,372	—	3,372
Options	4,714	5,171	—	9,885
Total securities sold, not yet purchased	9,921	46,135	—	56,056
Derivative liabilities (free standing)	441	8,378	—	8,819
Derivative liabilities (embedded)	—	—	4,430	4,430
Total liabilities	$10,362	$54,513	$4,430	$69,305

During the three months ended September 30, 2014 and 2013, the Company made no reclassifications of assets or liabilities between Levels 1 and 2. During the nine months ended September 30, 2014, the Company reclassified $86.6 million (2013 - nil) of private common equity securities from Level 2 to Level 1 equity securities. This reclassification is the result of the issuer's IPO, with quoted prices having become available in an active market as of the reporting date.

The following table presents the reconciliation for all investments measured at fair value using significant unobservable inputs (Level 3) for the three and nine months ended September 30, 2014 and 2013:

	January 1, 2014	Transfers in to (out of) Level 3	Purchases	Sales	Realized and Unrealized Gains(Losses) (1)	September 30, 2014
	($ in thousands)
Assets
Private common equity securities	$2,012	$(2,300)	$—	$—	$288	$—
Asset-backed securities	400	(2,151)	4,093	(1,921)	2,013	2,434
Corporate bonds	4,610	(811)	821	(484)	(172)	3,964
Sovereign Debt	—	(11)	30	—	—	19
Investments in limited partnerships	5,292	—	1,579	—	(101)	6,770
Total assets	$12,314	$(5,273)	$6,523	$(2,405)	$2,028	$13,187
Liabilities
Derivative liabilities (free standing)	$—	$—	$—	$(1,013)	$780	$(233)
Derivative liabilities (embedded)	(4,430)	—	—	(3,046)	(437)	(7,913)
Total liabilities	$(4,430)	$—	$—	$(4,059)	$343	$(8,146)

	July 1, 2014	Transfers in to (out of) Level 3	Purchases	Sales	Realized and Unrealized Gains(Losses) (1)	September 30, 2014
	($ in thousands)
Assets
Private common equity securities	$2,300	$(2,300)	$—	$—	$—	$—
Asset-backed securities	2,441	(520)	288	(18)	243	2,434
Corporate bonds	5,153	(811)	—	(152)	(226)	3,964
Sovereign Debt	30	(11)	—	—	—	19
Investment in limited partnership	5,771	—	1,525	—	(526)	6,770
Total assets	$15,695	$(3,642)	$1,813	$(170)	$(509)	$13,187
Liabilities
Derivative liabilities (free standing)	$—	$—	$—	$(1,013)	$780	$(233)
Derivative liabilities (embedded)	(5,538)	—	—	(2,264)	(111)	(7,913)
Total liabilities	$(5,538)	$—	$—	$(3,277)	$669	$(8,146)

	January 1, 2013	Transfers in to (out of) Level 3	Purchases	Sales	Realized and Unrealized Gains(Losses) (1)	September 30, 2013
	($ in thousands)
Assets
Private common equity securities	$2,757	$(1,905)	$2,032	$(1,795)	$828	$1,917
Asset-backed securities	—	196	196	—	(249)	143
Bank debt	54	(54)	—	—	—	—
Corporate bonds	1,046	(1,302)	4,287	(1,311)	1,795	4,515
Investment in limited partnership	—	—	1,959	(342)	(71)	1,546
Total assets	$3,857	$(3,065)	$8,474	$(3,448)	$2,303	$8,121
Liabilities
Derivative liabilities (free standing)	$—	$—	$—	$(4,335)	$3,167	$(1,168)
Derivative liabilities (embedded)	(2,510)	—	—	(1,460)	(310)	(4,280)
Total liabilities	$(2,510)	$—	$—	$(5,795)	$2,857	$(5,448)

	July 1, 2013	Transfers in to (out of) Level 3	Purchases	Sales	Realized and Unrealized Gains(Losses) (1)	September 30, 2013
	($ in thousands)
Assets
Private common equity securities	$3,473	$(1,906)	$379	$—	$(29)	$1,917
Asset-backed securities	194	(112)	47	—	14	143
Corporate bonds	4,304	—	303	(192)	100	4,515
Investment in limited partnership	903	—	671	—	(28)	1,546
Total assets	$8,874	$(2,018)	$1,400	$(192)	$57	$8,121
Liabilities
Derivative liabilities (free standing)	$(2,240)	$—	$—	$(990)	$2,062	$(1,168)
Derivative liabilities (embedded)	(4,180)	—	—	—	(100)	(4,280)
Total liabilities	$(6,420)	$—	$—	$(990)	$1,962	$(5,448)
(1) Total net change in realized and unrealized gain (loss) recorded on Level 3 financial instruments are included in net investment income in the condensed consolidated statements of income (loss).
Total unrealized loss related to fair value assets using significant unobservable inputs (Level 3) for the nine months ended September 30, 2014 was $0.4 million (2013 - gains of $1.8 million).
For assets and liabilities that were transferred into Level 3 during the period, gains (losses) are presented as if the assets or liabilities had been transferred into Level 3 at the beginning of the period; similarly, for assets and liabilities that were transferred out of Level 3 during the period, gains (losses) are presented as if the assets or liabilities had been transferred out of Level 3 at the beginning of the period. The Company did not hold Level 3 investments where quantitative unobservable inputs are produced by the Company itself when estimating fair value.

Investments
The Company’s investments are managed by its investment manager, Third Point LLC (“Third Point LLC” or the “Investment Manager”), under a long-term investment management contract. The Company directly owns the investments which are held in a separate account and managed by Third Point LLC. The following is a summary of the separate account managed by Third Point LLC:

	December 31, 2013	December 31, 2012
Assets	($ in thousands)
Total investments in securities and commodities	$1,460,864	$937,690
Cash and cash equivalents	869	4
Restricted cash and cash equivalents	100,563	64,783
Due from brokers	98,386	131,785
Securities purchased under an agreement to sell	38,147	60,408
Derivative assets	39,045	25,628
Interest and dividends receivable	2,604	2,088
Other assets	933	829
Total assets	$1,741,411	$1,223,215
Liabilities and non-controlling interest
Accounts payable and accrued expenses	$1,759	$825
Securities sold, not yet purchased, at fair value	56,056	176,454
Due to brokers	44,870	66,107
Derivative liabilities	8,819	12,992
Interest and dividends payable	748	1,255
Non-controlling interest	69,717	40,129
Total liabilities and non-controlling interest	181,969	297,762
Total net investments managed by Third Point LLC	$1,559,442	$925,453

The Company’s Investment Manager has a formal valuation policy that sets forth the pricing methodology for investments to be used in determining the fair value of each security in the Company’s portfolio. The valuation policy is updated and approved at least on an annual basis by Third Point LLC’s valuation committee (the “Committee”), which is comprised of officers and employees who are senior business management personnel of Third Point LLC. The Committee meets monthly. The Committee’s role is to review and verify the propriety and consistency of the valuation methodology to determine the fair value of investments. The Committee also reviews any due diligence performed and approves any changes to current or potential external pricing vendors.
The fair values of investments are estimated using prices obtained from either third-party pricing services or dealer quotes. The methodology for valuation is generally determined based on the investment's asset class as per the Company's Investment Manager valuation policy.  For investments that the Company is unable to obtain fair values from a pricing service or broker, fair values are estimated using information obtained from the Company’s Investment Manager.
Securities and commodities listed on a national securities or commodities exchange or quoted on NASDAQ are valued at their last sales price as of the last business day of the period. Listed securities with no reported sales on such date and over-the-counter (“OTC”) securities are valued at their last closing bid price if held long by the Company, and last closing ask price if held short by the Company. As of December 31, 2013, securities valued at $483.2 million (December 31, 2012 - $248.4 million), representing 33.1% (December 31, 2012 – 26.5%) of investments in securities and commodities, and $41.0 million (December 31, 2012 - $68.8 million), representing 73.1% (December 31, 2012 – 39.0%) of securities sold, not yet purchased, are valued based on dealer quotes or other quoted market prices for similar securities.
Private securities are not registered for public sale and are carried at an estimated fair value at the end of the period, as determined by the Company's Investment Manager. Valuation techniques used by the Company's Investment Manager may include market approach, last transaction analysis, liquidation analysis and/or using discounted cash flow models where the significant inputs could include but are not limited to additional rounds of equity financing, financial metrics such as revenue multiples or price-earnings ratio, discount rates and other factors. In addition, the Company or the Company’s Investment Manager may employ third party valuation firms to conduct separate valuations of such private securities. The third party valuation firms provide the Company or the Company’s Investment Manager with a written report documenting their recommended valuation as of the determination date for the specified investments.
As of December 31, 2013, the Company had $3.3 million (December 31, 2012 - $2.8 million) of private securities fair valued by a third party valuation firm using information obtained from the Company's Investment Manager. Private securities represented less than 1% of total investments in securities. The actual value at which these securities could actually be sold or settled with a willing buyer or seller may differ from the Company’s estimated fair values depending on a number of factors including, but not limited to, current and future economic conditions, the quantity sold or settled, the presence of an active market and the availability of a willing buyer or seller.
The Company’s derivatives are recorded at fair value, and are included in the consolidated balance sheet in derivative assets and derivative liabilities. The Company values exchange-traded derivatives at their last sales price on the exchange where it is primarily traded. OTC derivatives, which include swap, option, swaption, forward, future and contract for differences, are valued by third party sources when available; otherwise, fair values are obtained from counterparty quotes that are based on pricing models that consider the time value of money, volatility, and the current market and contractual prices of the underlying financial instruments.
As an extension of its underwriting activities, the Catastrophe Reinsurer has sold derivative instruments that provide reinsurance-like protection to third parties for specific loss events associated with certain lines of business.  These derivatives are recorded in the consolidated balance sheets at fair value, with the offset recorded in net investment income in the consolidated statements of income (loss).  These contracts are valued on the basis of models developed by the Company, which approximates fair value.
The Company’s holdings in asset-backed securities (“ABS”) are substantially invested in residential mortgage-backed securities (“RMBS”). The balance of the ABS positions was held in commercial mortgage-backed securities, collateralized debt obligations and student loan asset-backed securities. These investments are valued using dealer quotes or a recognised third-party pricing vendor. All of these classes of ABS are sensitive to changes in interest rates and any resulting change in the rate at which borrowers sell their properties, refinance, or otherwise pre-pay their loans. Investors in these classes of ABS may be exposed to the credit risk of underlying borrowers not being able to make timely payments on loans or the likelihood of borrowers defaulting on their loans. In addition, investors may be exposed to significant market and liquidity risks.
The Company values its investments in limited partnerships at fair value, which is estimated based on the Company's share of the net asset value of the limited partnerships as provided by the investment managers of the underlying investment funds. The resulting net gains or net losses are reflected in the consolidated statements of income (loss).
The Company performs several processes to ascertain the reasonableness of the valuation of all of the Company’s investments comprising the Company’s investment portfolio, including securities that are categorized as Level 2 and Level 3 within the fair value hierarchy. These processes include i) obtaining and reviewing weekly and monthly investment portfolio reports from the Investment Manager, ii) obtaining and reviewing monthly Net Asset Value ("NAV") and investment return reports received directly from the Company’s third-party fund administrator which are compared to the reports noted in (i), and iii) monthly update discussions with the Company’s Investment Manager regarding the investment portfolio, including, their process for reviewing and validating pricing obtained from outside service providers.
For the years ended December 31, 2013 and 2012, there were no changes in the valuation techniques as it relates to the above.
Monetary assets and liabilities denominated in foreign currencies are translated at the closing rates of exchange. Transactions during the period are translated at the rate of exchange prevailing on the date of the transaction. The Company does not isolate that portion of the net investment income resulting from changes in foreign exchange rates on investments, dividends and interest from the fluctuations arising from changes in fair values of securities and derivatives held. Periodic payments received or paid on swap agreements are recorded as realized gain or loss on investment transactions. Such fluctuations are included within net investment income in the consolidated statements of income (loss).
U.S. GAAP disclosure requirements establish a framework for measuring fair value, including a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. The three-level hierarchy of inputs is summarized below:

•	Level 1 – Quoted prices available in active markets/exchanges for identical investments as of the reporting date.

•
Level 2 – Observable inputs to the valuation methodology other than unadjusted quoted market prices for identical assets or liabilities in active markets. Level 2 inputs include, but are not limited to, prices quoted for similar assets or liabilities in active markets/ exchanges, prices quoted for identical or similar assets or liabilities in markets that are not active and fair values determined through the use of models or other valuation methodologies.

•
Level 3 – Pricing inputs unobservable for the investment and include activities where there is little, if any, market activity for the investment. The inputs applied in the determination of fair value require significant management judgment and estimation.

Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources other than those of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.
In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The Company’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment.
The key inputs for corporate, government and sovereign bond valuation are coupon frequency, coupon rate and underlying bond spread. The key inputs for asset-backed securities are yield, probability of default, loss severity and prepayment.
Key inputs for over-the-counter (“OTC”) valuations vary based on the type of underlying security on which the contract was written:

•
The key inputs for most OTC option contracts include notional, strike price, maturity, payout structure, current foreign exchange forward and spot rates, current market price of underlying and volatility of underlying.

•	The key inputs for most forward contracts include notional, maturity, forward rate, spot rate, various interest rate curves and discount factor.

•
The key inputs for swap valuation will vary based on the type of underlying on which the contract was written. Generally, the key inputs for most swap contracts include notional, swap period, fixed rate, credit or interest rate curves, current market or spot price of the underlying and the volatility of the underlying.

The following tables present the Company’s investments, categorized by the level of the fair value hierarchy as of December 31, 2013 and 2012:

	December 31, 2013
	Quoted prices in active markets	Significant other observable inputs	Significant unobservable inputs	Total
	(Level 1)	(Level 2)	(Level 3)
Assets	($ in thousands)
Equity securities	$839,903	$17,914	$—	$857,817
Private common equity securities	—	94,282	2,012	96,294
Total equities	839,903	112,196	2,012	954,111
Asset-backed securities	—	325,133	400	325,533
Bank debts	—	8,017	—	8,017
Corporate bonds	—	82,139	4,610	86,749
Municipal bonds	—	10,486	—	10,486
Sovereign debt	—	10,639	—	10,639
Total debt securities	—	436,414	5,010	441,424
Investments in limited partnerships	—	29,286	5,292	34,578
Options	6,284	6,785	—	13,069
Rights and warrants	1	—	—	1
Trade claims	—	17,681	—	17,681
Total other investments	6,285	53,752	5,292	65,329
Derivative assets	321	38,724	—	39,045
Total assets	$846,509	$641,086	$12,314	$1,499,909
Liabilities
Equity securities	$5,207	$—	$—	$5,207
Sovereign debt	—	37,592	—	37,592
Corporate bonds	—	3,372	—	3,372
Options	4,714	5,171	—	9,885
Total securities sold, not yet purchased	9,921	46,135	—	56,056
Derivative liabilities	441	8,378	—	8,819
Total liabilities	$10,362	$54,513	$—	$64,875

	December 31, 2012
	Quoted prices in active markets	Significant other observable inputs	Significant unobservable inputs	Total
	(Level 1)	(Level 2)	(Level 3)
Assets	($ in thousands)
Equity securities	$496,473	$1,699	—	$498,172
Private common equity securities	—	—	2,757	2,757
Total equities	496,473	1,699	2,757	500,929
Asset-backed securities	—	191,401	—	191,401
Bank debts	—	22,531	54	22,585
Corporate bonds	—	56,814	1,046	57,860
Sovereign debt	—	7,485	—	7,485
Total debt securities	—	278,231	1,100	279,331
Investments in limited partnerships	—	91,287	—	91,287
Commodities	51,093	—	—	51,093
Options	3,191	276	—	3,467
Trade claims	—	11,583	—	11,583
Total other investments	54,284	103,146	—	157,430
Derivative assets	1,025	24,603	—	25,628
Total assets	$551,782	$407,679	$3,857	$963,318
Liabilities
Equity securities	$104,308	—	—	$104,308
Sovereign debt	—	59,918	—	59,918
Corporate bonds	—	8,924	—	8,924
Options	3,259	45	—	3,304
Total securities sold, not yet purchased	107,567	68,887	—	176,454
Derivative liabilities	10	12,982	—	12,992
Total liabilities	$107,577	$81,869	$—	$189,446

During the years ended December 31, 2013 and 2012, the Company made no significant reclassifications of assets or liabilities between Levels 1 and 2.

The following table presents the reconciliation for all investments measured at fair value using significant unobservable inputs (Level 3) for the years ended December 31, 2013 and 2012:

	January 1, 2013	Transfers in to (out of) Level 3	Purchases	Sales	Realized and Unrealized Gains(Losses) (1)	December 31, 2013
	($ in thousands)
Assets
Asset-backed securities	$—	$133	$552	$(12)	$(273)	$400
Bank debt	54	(54)	—	—	—	—
Corporate bonds	1,046	—	4,094	(1,392)	862	4,610
Private common equity securities	2,757	(2,757)	2,031	—	(19)	2,012
Investments in limited partnerships	—	—	4,690	(342)	944	5,292
	$3,857	$(2,678)	$11,367	$(1,746)	$1,514	$12,314
Liabilities
Derivative liabilities	$—	$—	$—	$(4,335)	$4,335	$—

	January 1, 2012	Transfers in to (out of) Level 3	Purchases	Sales	Realized and Unrealized Gains(Losses) (1)	December 31, 2012
	($ in thousands)
Assets
Corporate bonds	$—	$1,093	$—	$(488)	$441	$1,046
Bank debt	—	109	—	(8)	(47)	54
Private common equity securities	—	5,450	—	(2,401)	(292)	2,757
Trade claims	—	20	—	(22)	2	—
Total assets	$—	$6,672	$—	$(2,919)	$104	$3,857

(1) Total change in realized and unrealized gain (loss) recorded on Level 3 financial instruments are included in net investment income in the consolidated statements of income (loss).
Total unrealized gains related to fair value assets using significant unobservable inputs (Level 3) for the year ended December 31, 2013 was $1.0 million (December 31, 2012 - $(0.7) million).
For assets and liabilities that were transferred into Level 3 during the period, gains (losses) are presented as if the assets or liabilities had been transferred into Level 3 at the beginning of the period; similarly, for assets and liabilities that were transferred out of Level 3 during the year, gains (losses) are presented as if the assets or liabilities had been transferred out of Level 3 at the beginning of the year. The Company held no Level 3 investments where quantitative unobservable inputs are produced by the Company itself when measuring fair value.